Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
LifeX 2048 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2048 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2048 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2048 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1948F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Inflation-Protected Longevity Income ETF	$69*	0.72%
[1]
Expenses Paid, Amount	$ 69	[1]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2048.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2048 Inflation-Protected Longevity Income ETF NAV	-0.16
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,392,998
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	275.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,392,998
Number of Holdings	16
Portfolio Turnover	275%
Average Credit Quality	AAA
Annualized Distribution Rate	6.48%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.7%
Treasury Money Markets	1.8%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2048 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2048 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2048 Longevity Income ETF
Class Name	LifeX 2048 Longevity Income ETF
Trading Symbol	LFAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2048 Longevity Income ETF (formerly known as LifeX Income Fund 1948F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Longevity Income ETF	$68*	0.70%
[2]
Expenses Paid, Amount	$ 68	[2]
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.76%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2048.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2048 Longevity Income ETF NAV	-1.76
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 5,098,002
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	504.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,098,002
Number of Holdings	22
Portfolio Turnover	504%
Average Credit Quality	AAA
Annualized Distribution Rate	8.26%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.9%
Treasury Money Markets	2.0%
Cash & Other	1.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2048 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2049 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2049 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2049 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2049 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1949F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Inflation-Protected Longevity Income ETF	$69*	0.73%
[3]
Expenses Paid, Amount	$ 69	[3]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.32%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2049.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2049 Inflation-Protected Longevity Income ETF NAV	-0.32
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,082,532
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,082,532
Number of Holdings	20
Portfolio Turnover	263%
Average Credit Quality	AAA
Annualized Distribution Rate	6.16%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.4%
U.S. Treasury Bills	2.8%
Treasury Money Markets	1.3%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2049 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2049 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2049 Longevity Income ETF
Class Name	LifeX 2049 Longevity Income ETF
Trading Symbol	LFAF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2049 Longevity Income ETF (formerly known as LifeX Income Fund 1949F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Longevity Income ETF	$66*	0.68%
[4]
Expenses Paid, Amount	$ 66	[4]
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.00%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2049.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2049 Longevity Income ETF NAV	-2.00
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 4,037,035
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	724.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,037,035
Number of Holdings	21
Portfolio Turnover	724%
Average Credit Quality	AAA
Annualized Distribution Rate	7.93%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.1%
Treasury Money Markets	1.9%
Cash & Other	1.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2049 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2050 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1950F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$69*	0.73%
[5]
Expenses Paid, Amount	$ 69	[5]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.55%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2050 Inflation-Protected Longevity Income ETF NAV	-0.55
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,060,084
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,084
Number of Holdings	20
Portfolio Turnover	259%
Average Credit Quality	AAA
Annualized Distribution Rate	5.88%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.0%
U.S. Treasury Bills	2.1%
Treasury Money Markets	1.4%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2050 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2050 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Longevity Income ETF
Class Name	LifeX 2050 Longevity Income ETF
Trading Symbol	LFAI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (formerly known as LifeX Income Fund 1950F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$71*	0.73%
[6]
Expenses Paid, Amount	$ 71	[6]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024,  the Fund had a total return of -2.00%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2050 Longevity Income ETF NAV	-2.00
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,543,203
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	580.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,543,203
Number of Holdings	21
Portfolio Turnover	580%
Average Credit Quality	AAA
Annualized Distribution Rate	7.62%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.0%
Treasury Money Markets	1.9%
Cash & Other	1.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2050 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2051 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2051 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2051 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2051 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1951F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Inflation-Protected Longevity Income ETF	$70*	0.74%
[7]
Expenses Paid, Amount	$ 70	[7]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.61%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2051.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2051 Inflation-Protected Longevity Income ETF NAV	-0.61
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,020,313
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	256.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,020,313
Number of Holdings	21
Portfolio Turnover	256%
Average Credit Quality	AAA
Annualized Distribution Rate	5.63%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.2%
U.S. Treasury Bills	2.1%
Treasury Money Markets	1.2%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2051 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2051 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2051 Longevity Income ETF
Class Name	LifeX 2051 Longevity Income ETF
Trading Symbol	LFAJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2051 Longevity Income ETF (formerly known as LifeX Income Fund 1951F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Longevity Income ETF	$70*	0.72%
[8]
Expenses Paid, Amount	$ 70	[8]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.29%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2051.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2051 Longevity Income ETF NAV	-2.29
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,802,338
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	529.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,802,338
Number of Holdings	21
Portfolio Turnover	529%
Average Credit Quality	AAA
Annualized Distribution Rate	7.36%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.0%
Treasury Money Markets	1.9%
Cash & Other	1.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2051 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2052 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2052 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2052 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2052 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1952F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Inflation-Protected Longevity Income ETF	$69*	0.73%
[9]
Expenses Paid, Amount	$ 69	[9]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.72%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2052.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2052 Inflation-Protected Longevity Income ETF NAV	-0.72
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,149,399
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,149,399
Number of Holdings	21
Portfolio Turnover	252%
Average Credit Quality	AAA
Annualized Distribution Rate	5.40%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
U.S. Treasury Bills	1.6%
Treasury Money Markets	1.1%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2052 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2052 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2052 Longevity Income ETF
Class Name	LifeX 2052 Longevity Income ETF
Trading Symbol	LFAK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2052 Longevity Income ETF (formerly known as LifeX Income Fund 1952F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Longevity Income ETF	$69*	0.71%
[10]
Expenses Paid, Amount	$ 69	[10]
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.31%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2052.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2052 Longevity Income ETF NAV	-2.31
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 4,211,675
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	509.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,211,675
Number of Holdings	20
Portfolio Turnover	509%
Average Credit Quality	AAA
Annualized Distribution Rate	7.12%

Holdings [Text Block]

Security Type	% of NetAssets
U.S. Treasury Securities	96.8%
Treasury Money Markets	2.0%
Cash & Other	1.2%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2052 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2053 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2053 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2053 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2053 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1953F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Inflation-Protected Longevity Income ETF	$69*	0.73%
[11]
Expenses Paid, Amount	$ 69	[11]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.93%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2053.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2053 Inflation-Protected Longevity Income ETF NAV	-0.93
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,082,770
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,082,770
Number of Holdings	22
Portfolio Turnover	266%
Average Credit Quality	AAA
Annualized Distribution Rate	5.19%

Holdings [Text Block]

Security Type	% of NetAssets
U.S. Treasury Securities	97.1%
U.S. Treasury Bills	1.3%
Treasury Money Markets	1.0%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2053 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2053 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2053 Longevity Income ETF
Class Name	LifeX 2053 Longevity Income ETF
Trading Symbol	LFAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2053 Longevity Income ETF (formerly known as LifeX Income Fund 1953F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Longevity Income ETF	$71*	0.74%
[12]
Expenses Paid, Amount	$ 71	[12]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.50%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2053.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2053 Longevity Income ETF NAV	-2.50
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,182,396
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	523.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,182,396
Number of Holdings	20
Portfolio Turnover	523%
Average Credit Quality	AAA
Annualized Distribution Rate	6.91%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
Treasury Money Markets	2.0%
Cash & Other	1.3%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2053 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2054 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2054 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2054 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2054 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1954F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Inflation-Protected Longevity Income ETF	$67*	0.71%
[13]
Expenses Paid, Amount	$ 67	[13]
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2054.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2054 Inflation-Protected Longevity Income ETF NAV	-1.16
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,594,056
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,594,056
Number of Holdings	21
Portfolio Turnover	282%
Average Credit Quality	AAA
Annualized Distribution Rate	5.01%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	97.5%
Treasury Money Markets	1.1%
U.S. Treasury Bills	0.8%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2054 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2054 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2054 Longevity Income ETF
Class Name	LifeX 2054 Longevity Income ETF
Trading Symbol	LFAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2054 Longevity Income ETF (formerly known as LifeX Income Fund 1954F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Longevity Income ETF	$70*	0.73%
[14]
Expenses Paid, Amount	$ 70	[14]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.78%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2054.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2054 Longevity Income ETF NAV	-2.78
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,564,256
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	529.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,564,256
Number of Holdings	18
Portfolio Turnover	529%
Average Credit Quality	AAA
Annualized Distribution Rate	6.73%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
Treasury Money Markets	2.0%
Cash & Other	1.3%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2054 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2055 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1955F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$69*	0.73%
[15]
Expenses Paid, Amount	$ 69	[15]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.15%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2055 Inflation-Protected Longevity Income ETF NAV	-1.15
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,105,906
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,105,906
Number of Holdings	21
Portfolio Turnover	265%
Average Credit Quality	AAA
Annualized Distribution Rate	4.83%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.8%
U.S. Treasury Bills	3.1%
Treasury Money Markets	0.6%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2055 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2055 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Longevity Income ETF
Class Name	LifeX 2055 Longevity Income ETF
Trading Symbol	LFAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (formerly known as LifeX Income Fund 1955F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$71*	0.74%
[16]
Expenses Paid, Amount	$ 71	[16]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.91%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2055 Longevity Income ETF NAV	-2.91
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,049,222
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	522.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,049,222
Number of Holdings	19
Portfolio Turnover	522%
Average Credit Quality	AAA
Annualized Distribution Rate	6.56%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2055 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2056 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2056 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2056 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2056 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1956F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Inflation-Protected Longevity Income ETF	$65*	0.69%
[17]
Expenses Paid, Amount	$ 65	[17]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.17%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2056.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2056 Inflation-Protected Longevity Income ETF NAV	-1.17
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 4,716,859
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	419.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,716,859
Number of Holdings	12
Portfolio Turnover	419%
Average Credit Quality	AAA
Annualized Distribution Rate	4.66%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	78.9%
U.S. Treasury Bills	18.9%
Treasury Money Markets	1.6%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2056 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2056 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2056 Longevity Income ETF
Class Name	LifeX 2056 Longevity Income ETF
Trading Symbol	LFAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2056 Longevity Income ETF (formerly known as LifeX Income Fund 1956F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Longevity Income ETF	$71*	0.74%
[18]
Expenses Paid, Amount	$ 71	[18]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.05%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2056.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2056 Longevity Income ETF NAV	-3.05
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,124,708
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	502.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,124,708
Number of Holdings	17
Portfolio Turnover	502%
Average Credit Quality	AAA
Annualized Distribution Rate	6.40%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2056 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2057 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2057 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2057 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2057 Inflation-Protected Longevity Income ETF (formerly known as(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Inflation-Protected Longevity Income ETF	$68*	0.72%
[19]
Expenses Paid, Amount	$ 68	[19]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.52%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2057.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2057 Inflation-Protected Longevity Income ETF NAV	-1.52
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,313,090
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	353.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,313,090
Number of Holdings	18
Portfolio Turnover	353%
Average Credit Quality	AAA
Annualized Distribution Rate	4.53%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	95.6%
Treasury Money Markets	2.6%
U.S. Treasury Bills	1.1%
Cash & Other	0.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2057 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2057 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2057 Longevity Income ETF
Class Name	LifeX 2057 Longevity Income ETF
Trading Symbol	LFAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2057 Longevity Income ETF (formerly known as LifeX Income Fund 1957F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Longevity Income ETF	$71*	0.74%
[20]
Expenses Paid, Amount	$ 71	[20]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2057.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2057 Longevity Income ETF NAV	-3.16
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,197,720
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	501.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,197,720
Number of Holdings	17
Portfolio Turnover	501%
Average Credit Quality	AAA
Annualized Distribution Rate	6.25%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2057 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2058 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2058 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2058 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2058 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1958F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Inflation-Protected Longevity Income ETF	$68*	0.72%
[21]
Expenses Paid, Amount	$ 68	[21]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.63%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2058.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2058 Inflation-Protected Longevity Income ETF NAV	-1.63
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,644,543
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,644,543
Number of Holdings	19
Portfolio Turnover	278%
Average Credit Quality	AAA
Annualized Distribution Rate	4.39%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	91.3%
U.S. Treasury Bills	6.6%
Treasury Money Markets	1.6%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2058 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2058 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2058 Longevity Income ETF
Class Name	LifeX 2058 Longevity Income ETF
Trading Symbol	LFAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2058 Longevity Income ETF (formerly known as LifeX Income Fund 1958F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Longevity Income ETF	$71*	0.74%
[22]
Expenses Paid, Amount	$ 71	[22]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.44%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2058.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2058 Longevity Income ETF NAV	-3.44
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,100,310
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	482.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,100,310
Number of Holdings	16
Portfolio Turnover	482%
Average Credit Quality	AAA
Annualized Distribution Rate	6.13%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2058 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2059 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2059 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2059 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2059 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1959F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Inflation-Protected Longevity Income ETF	$67*	0.71%
[23]
Expenses Paid, Amount	$ 67	[23]
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.85%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2059.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2059 Inflation-Protected Longevity Income ETF NAV	-1.85
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,746,704
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,746,704
Number of Holdings	17
Portfolio Turnover	268%
Average Credit Quality	AAA
Annualized Distribution Rate	4.27%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	88.4%
U.S. Treasury Bills	10.3%
Treasury Money Markets	0.7%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2059 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2059 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2059 Longevity Income ETF
Class Name	LifeX 2059 Longevity Income ETF
Trading Symbol	LFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2059 Longevity Income ETF (formerly known as LifeX Income Fund 1959F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Longevity Income ETF	$69*	0.72%
[24]
Expenses Paid, Amount	$ 69	[24]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.60% Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2059.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2059 Longevity Income ETF NAV	-3.60
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 12, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,658,721
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	461.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,658,721
Number of Holdings	15
Portfolio Turnover	461%
Average Credit Quality	AAA
Annualized Distribution Rate	6.01%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2059 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2060 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1960F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$69*	0.73%
[25]
Expenses Paid, Amount	$ 69	[25]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.92%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2060 Inflation-Protected Longevity Income ETF NAV	-1.92
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,135,266
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	355.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,135,266
Number of Holdings	12
Portfolio Turnover	355%
Average Credit Quality	AAA
Annualized Distribution Rate	4.15%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	80.6%
U.S. Treasury Bills	17.2%
Treasury Money Markets	1.6%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2060 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2060 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Longevity Income ETF
Class Name	LifeX 2060 Longevity Income ETF
Trading Symbol	LFAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (formerly known as LifeX Income Fund 1960F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$71*	0.74%
[26]
Expenses Paid, Amount	$ 71	[26]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.77%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2060 Longevity Income ETF NAV	-3.77
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,058,367
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	465.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,058,367
Number of Holdings	16
Portfolio Turnover	465%
Average Credit Quality	AAA
Annualized Distribution Rate	5.89%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2060 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2061 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2061 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2061 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2061 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1961F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Inflation-Protected Longevity Income ETF	$70*	0.74%
[27]
Expenses Paid, Amount	$ 70	[27]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.17%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2061.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2061 Inflation-Protected Longevity Income ETF NAV	-2.17
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 2,974,245
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	376.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,974,245
Number of Holdings	9
Portfolio Turnover	376%
Average Credit Quality	AAA
Annualized Distribution Rate	4.03%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	77.8%
U.S. Treasury Bills	20.0%
Treasury Money Markets	1.6%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2061 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2061 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2061 Longevity Income ETF
Class Name	LifeX 2061 Longevity Income ETF
Trading Symbol	LFAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2061 Longevity Income ETF (formerly known as LifeX Income Fund 1961F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Longevity Income ETF	$71*	0.74%
[28]
Expenses Paid, Amount	$ 71	[28]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.79%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2061.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2061 Longevity Income ETF NAV	-3.79
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,118,480
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	454.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,118,480
Number of Holdings	15
Portfolio Turnover	454%
Average Credit Quality	AAA
Annualized Distribution Rate	5.77%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	1.9%
Cash & Other	1.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2061 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2062 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2062 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2062 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2062 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1962F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Inflation-Protected Longevity Income ETF	$69*	0.73%
[29]
Expenses Paid, Amount	$ 69	[29]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.33%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2062.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2062 Inflation-Protected Longevity Income ETF NAV	-2.33
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,055,065
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,055,065
Number of Holdings	8
Portfolio Turnover	313%
Average Credit Quality	AAA
Annualized Distribution Rate	3.93%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	76.7%
U.S. Treasury Bills	21.1%
Treasury Money Markets	1.6%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2062 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2062 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2062 Longevity Income ETF
Class Name	LifeX 2062 Longevity Income ETF
Trading Symbol	LFAZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2062 Longevity Income ETF (formerly known as LifeX Income Fund 1962F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Longevity Income ETF	$71*	0.74%
[30]
Expenses Paid, Amount	$ 71	[30]
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.99%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2062.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2062 Longevity Income ETF NAV	-3.99
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 2,995,498
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	458.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,995,498
Number of Holdings	14
Portfolio Turnover	458%
Average Credit Quality	AAA
Annualized Distribution Rate	5.68%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2062 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2063 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2063 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2063 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2063 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1963F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Inflation-Protected Longevity Income ETF	$65*	0.69%
[31]
Expenses Paid, Amount	$ 65	[31]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.55%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2063.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2063 Inflation-Protected Longevity Income ETF NAV	-2.55
Bloomberg U.S. Treasury Inflation Notes Index	2.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 5,220,880
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	397.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,220,880
Number of Holdings	11
Portfolio Turnover	397%
Average Credit Quality	AAA
Annualized Distribution Rate	3.83%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	94.8%
Treasury Money Markets	3.9%
U.S. Treasury Bills	0.6%
Cash & Other	0.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX 2063 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX 2063 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2063 Longevity Income ETF
Class Name	LifeX 2063 Longevity Income ETF
Trading Symbol	LFBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2063 Longevity Income ETF (formerly known as LifeX Income Fund 1963F)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Longevity Income ETF	$70*	0.73%
[32]
Expenses Paid, Amount	$ 70	[32]
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -4.20%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2063.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2063 Longevity Income ETF NAV	-4.20
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 3,583,069
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	491.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,583,069
Number of Holdings	12
Portfolio Turnover	491%
Average Credit Quality	AAA
Annualized Distribution Rate	5.58%

Largest Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX 2063 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html
LifeX Durable Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX Durable Income ETF
Class Name	LifeX Durable Income ETF
Trading Symbol	LFDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX Durable Income ETF (formerly known as LifeX Income Fund 1963M)(the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/lifex.html.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$92*	0.95%
[33]
Expenses Paid, Amount	$ 92	[33]
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.33%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX Durable Income ETF NAV	-2.33
Bloomberg U.S. Treasury Index	1.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/lifex.html for more recent performance information.
Net Assets	$ 745,446
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	780.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$745,446
Number of Holdings	10
Portfolio Turnover	780%
Average Credit Quality	AAA
Annualized Distribution Rate	5.37%

Holdings [Text Block]

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	1.8%
Cash & Other	1.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On December 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX Durable Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/lifex.html

[1]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[5]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[7]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[9]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[11]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[13]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[15]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[17]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[19]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[21]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[23]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[25]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[27]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[29]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[31]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[33]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.